UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file Number 811-568

                           The Value Line Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

Item 1: Schedule of Investments.

The Value Line Fund, Inc.
Schedule of Investments  (unaudited)                          March 31, 2005

                                                                  Value
Shares                                                       (in thousands)
-----------------------------------------------------------------------------

COMMON STOCKS (93.5%)

              AUTO & TRUCK (0.5%)
       13,000 Oshkosh Truck Corp.                            $         1,066

              BIOTECHNOLOGY (3.0%)
       52,500 Amgen, Inc.*                                             3,056
       45,500 Invitrogen Corp.*                                        3,149
                                                             ----------------
                                                                       6,205
              BUILDING MATERIALS (1.6%)
       82,500 ElkCorp                                                  3,173

              CANADIAN ENERGY (1.5%)
       43,700 EnCana Corp.                                             3,077

              CEMENT & AGGREGATES (0.5%)
       17,200 Florida Rock Industries, Inc.                            1,012

              CHEMICAL - BASIC (2.9%)
      109,500 Lyondell Chemical Co.                                    3,057
      130,300 Olin Corp.                                               2,906
                                                             ----------------
                                                                       5,963
              CHEMICAL - DIVERSIFIED (1.4%)
       50,000 Eastman Chemical Co.                                     2,950

              COAL (2.8%)
       81,600 Joy Global, Inc.                                         2,861
       60,000 Peabody Energy Corp.                                     2,782
                                                             ----------------
                                                                       5,643
              COMPUTER & PERIPHERALS (3.1%)
       80,000 Apple Computer, Inc.*                                    3,334
       78,400 Dell, Inc*                                               3,012
                                                             ----------------
                                                                       6,346
              COMPUTER SOFTWARE SERVICES (8.8%)
       93,200 Anteon International Corp.*                              3,628
       46,600 Citrix Systems, Inc.*                                    1,110
       76,200 Cognizant Technology Solutions Corp. Class "A"*          3,520
       97,200 Macromedia, Inc.*                                        3,256
       69,300 Mercury Interactive Corp.*                               3,283
      257,400 Oracle Corp.*                                            3,212
                                                             ----------------
                                                                      18,009
              DRUG (0.5%)
       18,200 Genzyme Corp.*                                           1,042

              EDUCATIONAL SERVICES (0.5%)
       22,700 ITT Educational Services, Inc.*                          1,101

              ELECTRICAL EQUIPMENT (3.4%)
       58,000 Rockwell Automation, Inc.                                3,285
      115,000 Thomas & Betts Corp.*                                    3,715
                                                             ----------------
                                                                       7,000
              ELECTRICAL UTILITY - EAST (0.5%)
       35,700 Jabil Circuit, Inc.*                                     1,018

              HOME APPLIANCE (0.5%)
       11,200 Toro Co. (The)                                             991

              HOME BUILDING (7.4%)
       22,800 Beazer Homes USA, Inc.                                   1,137
       31,066 D.R. Horton, Inc.                                          908
       18,900 Hovnanian Enterprises, Inc. Class "A"*                     964
       20,400 KB Home                                                  2,396
       13,200 M.D.C. Holdings, Inc.                                      919
        4,600 NVR, Inc.*                                               3,611
       17,400 Ryland Group, Inc.                                       1,079
       14,100 Standard Pacific Corp.                                   1,018
       40,000 Toll Brothers, Inc.*                                     3,154
                                                             ----------------
                                                                      15,186

              HOTEL/GAMING (0.5%)
       14,300 Station Casinos, Inc.                                      966

              INDUSTRIAL SERVICES (0.5%)
       76,900 TeleTech Holdings, Inc.*                                   994

              INFORMATION SERVICES (2.3%)
       62,500 Advisory Board Co. (The)*                                2,731
       14,100 Getty Images, Inc.*                                      1,003
       11,600 Moody's Corp.                                              938
                                                             ----------------
                                                                       4,672
              INSURANCE - LIFE (0.5%)
       18,500 Prudential Financial, Inc.                               1,062

              INTERNET (0.5%)
       25,600 CheckFree Corp.*                                         1,043

              MACHINERY (1.5%)
       18,100 Actuant Corp. Class "A"*                                   813
       93,300 Columbus McKinnon Corp.*                                 1,271
       45,500 Stewart & Stevenson Services, Inc.                       1,041
                                                             ----------------
                                                                       3,125
              MARITIME (1.8%)
      190,900 OMI Corp.                                                3,656

              MEDICAL SERVICES (4.0%)
       17,000 Aetna, Inc.                                              1,274
      107,300 Community Health Systems, Inc.*                          3,746
       15,400 PacifiCare Health Systems, Inc.*                           877
       22,200 Triad Hospitals, Inc.*                                   1,112
       12,200 UnitedHealth Group Inc.                                  1,164
                                                             ----------------
                                                                       8,173

              MEDICAL SUPPLIES (2.1%)
       77,000 Affymetrix, Inc.*                                        3,299
       14,900 C. R. Bard, Inc                                          1,014
                                                             ----------------
                                                                       4,313

              METAL FABRICATING (0.4%)
       23,200 Lone Star Technologies, Inc.*                              915

              METALS & MINING - DIVERSIFIED (2.1%)
       43,700 Allegheny Technologies, Inc.                             1,054
       89,400 Teck Cominco Ltd. Class "B"                              3,314
                                                             ----------------
                                                                       4,368

              NATURAL GAS - DIVERSIFIED (3.0%)
       35,000 EOG Resources, Inc.                                      1,706
       60,000 Southwestern Energy Co.*                                 3,406
       34,000 XTO Energy, Inc.                                         1,117
                                                             ----------------
                                                                       6,229
              OILFIELD SERVICES/EQUIPMENT (1.7%)
       75,200 Cal Dive International, Inc.*                            3,406

              PETROLEUM - PRODUCING (0.5%)
       20,300 Berry Petroleum Co. Class "A"                            1,044

              PHARMACY SERVICES (1.5%)
       71,200 Walgreen Co.                                             3,163

              PRECISION INSTRUMENT (0.6%)
       22,000 Kronos, Inc.*                                            1,124

              RAILROAD (2.8%)
       18,400 Canadian National Railway Co.                            1,165
       25,000 CSX Corp.                                                1,041
       94,900 Norfolk Southern Corp.                                   3,516
                                                             ----------------
                                                                       5,722
              RESTAURANT (3.7%)
       74,300 CKE Restaurants, Inc.*                                   1,178
       33,300 Darden Restaurants, Inc.                                 1,022
       19,200 P.F. Chang's China Bistro, Inc.*                         1,148
       53,000 Panera Bread Co. Class "A"*                              2,996
       34,300 Sonic Corp.*                                             1,146
                                                             ----------------
                                                                       7,490

              RETAIL AUTOMOTIVE (0.5%)
       31,250 CarMax, Inc.*                                              984

              RETAIL BUILDING SUPPLY (3.5%)
       70,900 Building Materials Holding Corp.                         3,154
       79,500 Home Depot, Inc. (The)                                   3,040
       17,400 Lowe's Cos., Inc.                                          993
                                                             ----------------
                                                                       7,187
              RETAIL - SPECIAL LINES (5.0%)
       17,500 Abercrombie & Fitch Co. Class "A"                        1,002
      120,000 American Eagle Outfitters, Inc.                          3,546
       37,000 Chico's FAS, Inc.*                                       1,046
       17,900 Coach, Inc.*                                             1,014
       75,000 Urban Outfitters, Inc.*                                  3,598
                                                             ----------------
                                                                      10,206

              RETAIL STORE (1.2%)
       19,200 Kohl's Corp.*                                              991
       16,400 Neiman Marcus Group, Inc. Class "A"                      1,501
                                                             ----------------
                                                                       2,492
              SECURITIES BROKERAGE (0.5%)
       12,600 Legg Mason, Inc.                                           985

              SEMICONDUCTOR (1.7%)
       84,400 QLogic Corp.*                                            3,418

              SHOE (0.5%)
       24,400 Reebok International Ltd.                                1,081

              STEEL - GENERAL (5.4%)
       14,100 Cleveland-Cliffs, Inc.                                   1,027
      107,700 Commercial Metals Co.                                    3,650
       54,000 Nucor Corp.                                              3,108
       63,300 Quanex Corp.                                             3,375
                                                             ----------------
                                                                      11,160

              STEEL - INTEGRATED (1.1%)
      200,400 AK Steel Holding Corp.*                                  2,216

              TELECOMMUNICATIONS EQUIPMENT (2.2%)
       83,300 Harmonic, Inc.*                                            796
       97,300 Marvell Technology Group Ltd.*                           3,730
                                                             ----------------
                                                                       4,526
              TRUCKING (1.0%)
       40,000 Swift Transportation Co., Inc.*                            886
       20,300 Yellow Roadway Corp.*                                    1,188
                                                             ----------------
                                                                       2,074
              WIRELESS NETWORKING (2.0%)
      140,200 Itron, Inc.*                                             4,156

TOTAL COMMON STOCKS AND TOTAL INVESTMENT
   SECURITIES (93.5%)
   (Cost $171,260,000)                                               191,732
                                                             ----------------

                                                                  Value
  Principal                                                   (in thousands
   Amount                                                      except per
(in thousands)                                                share amount)
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS** (7.5%)
   (including accrued interest)
      $ 8,300 Collateralized by $7,759,000 U.S. Treasury
                 Bonds, 5.50%, due 8/15/28, with a value
                 of $8,467,960 (with UBS Warburg LLC,
                 2.50%, dated 3/31/04, due 4/1/05, delivery
                 value $8,300,576)                           $         8,301

        7,100 Collateralized by $7,470,000 U.S. Treasury
                 Bonds, 3.375%, due 9/15/09, with a value
                 of $7,245,190 (with Morgan Stanley, 2.40%,
                 dated 3/31/04, due 4/1/05, delivery
                 value $7,100,473)                                     7,100
                                                             ----------------

              TOTAL REPURCHASE AGREEMENTS
                 (Cost $15,401,000)                                   15,401
                                                             ----------------

EXCESS OF LIABILITIES OVER
   CASH AND OTHER ASSETS (-1.0%)                                      (2,090)
                                                             ----------------

NET ASSETS (100.0%)                                          $       205,043
                                                             ================

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER OUTSTANDING SHARE
   ($205,042,599 / 15,023,401 shares outstanding)            $         13.65
                                                             ================

Glossary:
* Non-income producing
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


The Fund's unrealized appreciation/depreciation as of March 31, 2005 was as follows:

                                                                    Total Net
                                                                   Unrealized
   Total Cost         Appreciation          Depreciation          Appreciation
--------------------------------------------------------------------------------
 $ 186,661,000        $23,101,000           $(2,629,000)           $20,472,000
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President

Date: 05/26/2005
      --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      ---------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: 05/26/2005
      --------------------------